Leases (Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	¥ 59,236
2018	46,690
2019	32,252
2020	44,455
2021	20,119
Later fiscal years	104,020
Total minimum future rentals	¥ 306,772